As filed with the Securities and Exchange Commission on May 18, 2020

Securities Act File No. 333-15265 Investment Company Act File No. 811-7899

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

__________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 46

and/or

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 47

(Check appropriate box or boxes)

__________________

BLACKROCK INDEX FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Index Funds, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:
Counsel for the Fund:
John A. MacKinnon, Esq.	Janey Ahn, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019	New York, New York 10055
__________________
It is proposed that this filing will become effective (check appropriate box)
Immediately upon filing pursuant to paragraph (b)
On (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock, par value $0.0001 per share. Quantitative Master Series LLC has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post- Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 18, 2020.

BLACKROCK INDEX FUNDS, INC. (REGISTRANT)

ON BEHALF OF

ISHARES MSCI EAFE INTERNATIONAL INDEX FUND AND

ISHARES RUSSELL 2000 SMALL-CAP INDEX FUND

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/S/ JOHN M. PERLOWSKI	Director, President and Chief Executive	May 18, 2020
(John M. Perlowski)	Officer (Principal Executive Officer)
/S/ NEAL J. ANDREWS	Chief Financial Officer	May 18, 2020
(Principal Financial and Accounting Officer)
(Neal J. Andrews)
BRUCE R. BOND*	Director
(Bruce R. Bond)
SUSAN J. CARTER*	Director
(Susan J. Carter)
COLLETTE CHILTON*	Director
(Collette Chilton)
NEIL A. COTTY*	Director
(Neil A. Cotty)
LENA G. GOLDBERG*	Director
(Lena G. Goldberg)
HENRY R. KEIZER*	Director
(Henry R. Keizer)
CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)
DONALD C. OPATRNY*	Director
(Donald C. Opatrny)

JOSEPH P. PLATT*	Director
(Joseph P. Platt)
MARK STALNECKER*	Director
(Mark Stalnecker)
KENNETH L. URISH*	Director
(Kenneth L. Urish)
CLAIRE A. WALTON*	Director
(Claire A. Walton)
ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)
*By: /S/ JANEY AHN	May 18, 2020
(Janey Ahn, Attorney-In-Fact)

SIGNATURES

Quantitative Master Series LLC has duly caused this Post-Effective Amendment to the Registration

Statement of BlackRock Index Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on May 18, 2020.

QUANTITATIVE MASTER SERIES LLC

ON BEHALF OF

MASTER SMALL CAP INDEX SERIES

By:	/S/ JOHN M. PERLOWSKI
(John M. Perlowski,
President and Chief Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Index Funds, Inc. has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/S/ JOHN M. PERLOWSKI	Director, President and Chief Executive	May 18, 2020
Officer (Principal Executive Officer)
(John M. Perlowski)
/S/ NEAL J. ANDREWS	Chief Financial Officer	May 18, 2020
(Neal J. Andrews)	(Principal Financial and Accounting Officer)
BRUCE R. BOND*	Director
(Bruce R. Bond)
SUSAN J. CARTER*	Director
(Susan J. Carter)
COLLETTE CHILTON*	Director
(Collette Chilton)
NEIL A. COTTY*	Director
(Neil A. Cotty)
LENA G. GOLDBERG*	Director
(Lena G. Goldberg)
HENRY R. KEIZER*	Director
(Henry R. Keizer)
CYNTHIA A. MONTGOMERY*	Director
(Cynthia A. Montgomery)
DONALD C. OPATRNY*	Director
(Donald C. Opatrny)
JOSEPH P. PLATT*	Director
(Joseph P. Platt)

MARK STALNECKER*	Director
(Mark Stalnecker)
KENNETH L. URISH*	Director
(Kenneth L. Urish)
CLAIRE A. WALTON*	Director
(Claire A. Walton)
ROBERT FAIRBAIRN*	Director
(Robert Fairbairn)
*By: /S/ JANEY AHN	May 18, 2020
(Janey Ahn, Attorney-In-Fact)

EXHIBIT INDEX
Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase